Container Purchases	12 Months Ended
Dec. 31, 2011
Container Purchases
(3)	Container Purchases

In 2011 the Company concluded three separate purchases of approximately 115,500 containers that it had been managing for institutional investors, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for total purchase consideration of $187,191 (consisting of cash of $179,444 and elimination of the Company’s intangible asset for the management rights relinquished of $7,747). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$178,059
Other net assets	9,132

$187,191

On November 1, 2010, the Company purchased approximately 23,400 containers that it had been managing for an institutional investor, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for a total purchase price equal to $36,408. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net of accumulated depreciation	$33,978
Other net assets	2,430

$36,408

On October 1, 2009, the Company purchased approximately 30,900 containers that it had been managing for Amphibious Container Leasing Limited (“Amficon”) for total purchase consideration of $67,054 (consisting of cash of $63,676 and the elimination of the Company’s intangible asset for the management rights relinquished of $3,378). No other assets or liabilities were purchased.

On August 1, 2009, the Company purchased approximately 28,700 containers that it had been managing for an institutional investor, including related accounts receivable, due from owners, net, accounts payable and accrued expenses for a total purchase price equal to $34,173. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net of accumulated depreciation	$33,015
Other net assets	1,158

Purchase price	$34,173